Statement of Changes in Stockholders' Deficit (Unaudited) (USD $)		Common Stock		Common Stock Shares issued for director fees		Common Stock Shares issued for asset purchase agreement		Common Stock Shares issued for conversion of Promissory notes, October 25, 2012	Common Stock Shares issued for promissory notes October 25, 2012	Common Stock Shares issued for cash November 2, 2012	Common Stock Shares issued for cash January 23, 2013	Common Stock Shares issued for cash February 19, 2013	Additional Paid-in Capital	Additional Paid-in Capital Shares issued for director fees	Additional Paid-in Capital Shares issued for asset purchase agreement	Additional Paid-in Capital Shares issued for conversion of Promissory notes, October 25, 2012	Additional Paid-in Capital Shares issued for promissory notes October 25, 2012	Additional Paid-in Capital Shares issued for cash November 2, 2012	Additional Paid-in Capital Shares issued for cash January 23, 2013	Additional Paid-in Capital Shares issued for cash February 19, 2013	Warrants	Accumulated Deficit	Accumulated Deficit Shares issued for director fees	Total	Shares issued for asset purchase agreement	Shares issued for conversion of Promissory notes, October 25, 2012	Shares issued for promissory notes October 25, 2012	Shares issued for cash November 2, 2012	Shares issued for cash January 23, 2013	Shares issued for cash February 19, 2013
Balance at Sep. 20, 2011
Shares issued for cash, Value		$ 2,000	[1]																					$ 2,000
Shares issued for cash, Shares	[1]	100,000,000
Net loss																						(1,343)		(1,343)
Balance, Value at Dec. 31, 2011		2,000											943									(1,343)		1,600
Additional paid-in capital at Dec. 31, 2011													943											943
Balance, Shares at Dec. 31, 2011		100,000,000
Stock redemption, Value		(1,950)	[1]																					(1,950)
Stock redemption, Shares	[1]	(97,500,000)
Shares issued for cash, Value		100	[1]										900											1,000
Shares issued for cash, Shares	[1]	5,000,000
Issuance of Stock, Value				140	[2]	1,500	[3]							1,260	13,500								1,400		15,000
Issuance of Stock, Shares				7,000,000	[2]	75,000,000	[3]
Net loss																						(78,858)		(78,858)
Balance, Value at Sep. 30, 2012		1,790											16,603									(80,201)		(61,809)
Additional paid-in capital at Sep. 30, 2012																								16,603
Balance, Shares at Sep. 30, 2012		89,500,000
Issuance of Stock, Value								14	5	4	4	20				67,486	25,995	19,996	19,996	99,980						67,500	26,000	20,000	20,000	100,000
Issuance of Stock, Shares								675,000	260,000	200,000	200,000	1,000,000
Net loss																						(365,526)		(365,526)
Warrants issued, March 6, 2013													(560,000)								56,000
Balance, Value at Mar. 31, 2013		1,837											194,056								56,000	(445,727)		(193,834)
Additional paid-in capital at Mar. 31, 2013																								$ 194,056
Balance, Shares at Mar. 31, 2013		91,835,000

[1]	Retroactively adjusted to reflect the 5-for-1 stock split of April 28, 2012
[2]	3,500,000 shares issued to David Janisch as director fees, and 3,500,000 shares issued to James Djen as director fees
[3]	75,000,000 shares to Macbeam Inc., Bia Mac, and Theresa Quach for a certain asset purchase agreement